Summary Prospectus – August 13, 2018

JNL Multi-Manager International Small Cap Fund
Class A
Class I

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus dated April 30, 2018, as supplemented August 13, 2018, and SAI dated August 13, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.

Shareholder Fees
(fees paid directly from your investment)
Not Applicable

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	1.20%
1 "Other Expenses" include an Administrative Fee of 0.15%, which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.15%
Total Annual Fund Operating Expenses	0.90%
1 "Other Expenses" include an Administrative Fee of 0.15%, which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser") and are based on estimated amounts for the current fiscal year.

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JNL Multi-Manager International Small Cap Fund Class A
1 year	3 years
$122	$381

JNL Multi-Manager International Small Cap Fund Class I
1 year	3 years
$92	$287

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance. The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it commenced operations on the date of this Prospectus.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in international small cap strategies, sometimes referred to as "sleeves," managed by unaffiliated investment managers ("Sub-Advisers"). Both Sub-Advisers generally provide day-to-day management for a portion of the Fund's assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC ("JNAM" or "Adviser") is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund's investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM's ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each sleeve, but the Sub-Advisers may also implement other investment strategies in keeping with their respective sleeve's objective.

WCM International Small Cap Growth Strategy

•
WCM Investment Management ("WCM") constructs the strategy by investing in equity securities or depositary receipts of small capitalization companies domiciled outside of the United States, including in emerging and frontier market countries. WCM considers small capitalization companies to be companies with market capitalizations within the range of those companies included in the Morgan Stanley Capital Index ("MSCI") ACWI ex U.S. Small Cap Index ("Index") at the time of purchase. Because small capitalization companies are defined by reference to the Index, the range of market capitalization of companies in which the WCM International Small Cap Growth Strategy invests may vary with market conditions. WCM will consider the market capitalization range by country. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the WCM International Small Cap Growth Strategy at the Sub-Adviser's discretion.

Causeway International Small Cap Value Strategy

•
Causeway Capital Management LLC ("Causeway") constructs the strategy by investing primarily in common stocks of companies with smaller market capitalizations located in developed and emerging markets outside the U.S.  Smaller market capitalization companies have market capitalizations that do not exceed the highest market capitalization of a company within the Index at the time of purchase. As of December 31, 2017, the Index included companies with market capitalizations of up to $10.2 billion and included companies in both developed and emerging markets outside the U.S.  Investments in companies include both developed and emerging markets outside the U.S. Some of these companies, although small compared with larger U.S. companies, might be large companies in their local markets. The Causeway International Small Cap Value Strategy may invest in a wide range of industries. Investments in companies that move above or below the capitalization range of the Index may continue to be held by the Causeway International Small Cap Value Strategy at the Sub-Adviser's discretion.

Emerging and frontier countries or markets are those countries or markets with low-to-middle-income economies as classified by the World Bank or included in any of the MSCI emerging markets or frontier markets indices. The Sub-Advisers consider a company to be in an emerging or frontier country or market if the company has been registered, incorporated, or organized under the laws of, has headquarters or its principal offices in, or has its stock exchange listing or its securities principally traded in, the emerging or frontier country or market, or if the company derives at least 50% of its revenues, net profits or incremental revenue growth (typically over the past five years) from, or has at least 50% of assets or production capacities in, the emerging or frontier country or market. The Sub-Advisers consider a company to be domiciled in a country if the company is registered, incorporated or organized under the laws of that country,  has headquarters or its principal place of business in that country, or has its stock exchange listing or its securities principally traded in that country.

The Fund generally will invest in the securities of companies domiciled in at least three different countries. However, from time to time, the Fund may invest a significant portion of its assets in the securities of companies domiciled in one or a few countries. The Fund may make significant investments in certain sectors or group of sectors from time to time.

The Fund's equity investments include common stock and depositary receipts. The Fund's investments in depositary receipts may include American, European, Canadian and Global Depositary Receipts ("ADRs," "EDRs," "CDRs", and "GDRs," respectively), and other similar securities. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund.  The principal risks associated with investing in the Fund include:

•
Allocation risk – The Fund's ability to achieve its investment objective depends upon the investment manager's analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes based on its analysis of such factors.  The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.

•
Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company's financial condition.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  Depositary receipts involve many of the same risks as direct investments in foreign securities.  These risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; and speculation.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.  Investments in depositary receipts that are traded over the counter may also subject a Fund to liquidity risk.

•
Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks is the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•
Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.  In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager's choice of securities within such sector.

•
Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•
Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock.

Performance.  Performance for the Fund has not been included because the Fund commenced operations on the date of this Prospectus. Performance, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser to the Fund:
Jackson National Asset Management, LLC ("JNAM")

Sub-Advisers:
Causeway Capital Management LLC ("Causeway")
WCM Investment Management ("WCM")

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	August 2018	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	August 2018	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	August 2018	Portfolio Manager, JNAM
Arjun Jayaraman, Ph.D., CFA	August 2018	Head of Quantitative Research and Portfolio Manager, Causeway
MacDuff Kuhnert	August 2018	Director and Portfolio Manager, Causeway
Joe Gubler, CFA	August 2018	Director and Portfolio Manager, Causeway
Gregory S. Ise, CFA	August 2018	Portfolio Manager, WCM
Sanjay Ayer, CFA	August 2018	Portfolio Manager, WCM

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.